Quarterly portfolio holdings
John Hancock
Preferred Income Fund III
Closed-end fixed income
April 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 4-30-25 (unaudited)
	Shares	Value
Preferred securities (A) 89.5% (55.7% of Total investments)		$394,648,332
(Cost $432,606,460)
Communication services 4.7%		20,528,478
Wireless telecommunication services 4.7%
Telephone & Data Systems, Inc., 6.000%	469,125	8,711,651
U.S. Cellular Corp., 5.500%	69,175	1,519,083
U.S. Cellular Corp., 5.500%	129,300	2,867,874
U.S. Cellular Corp., 6.250%	314,825	7,429,870
Consumer discretionary 0.5%		2,169,600
Broadline retail 0.5%
QVC Group, Inc., Series A, 8.000%	60,000	1,635,600
QVC, Inc., 6.250%	60,000	534,000
Financials 64.4%		284,084,931
Banks 23.6%
Bank of America Corp., 5.000% (B)	124,300	2,524,533
Bank of America Corp., 6.450% (B)	127,225	3,235,332
Bank of America Corp., 7.250% (B)	9,500	11,115,760
Bank of Hawaii Corp., 8.000%	124,925	3,184,338
Citigroup Capital XIII, 10.911% (3 month CME Term SOFR + 6.632%) (B)(C)	338,275	10,080,595
Citizens Financial Group, Inc., 7.375%	271,975	7,144,783
Fifth Third Bancorp, 6.000% (B)	200,245	4,881,973
First Citizens BancShares, Inc., 5.375% (B)(D)	101,139	2,099,646
Fulton Financial Corp., 5.125% (B)	149,500	2,794,155
Huntington Bancshares, Inc., 6.875% (6.875% to 4-15-28, then 5 Year CMT + 2.704%)	193,650	4,893,536
KeyCorp, 5.650%	208,259	4,562,955
KeyCorp, 6.125% (6.125% to 12-15-26, then 3 month CME Term SOFR + 4.154%) (B)	40,000	1,010,400
KeyCorp, 6.200% (6.200% to 12-15-27, then 5 Year CMT + 3.132%)	101,375	2,486,729
M&T Bank Corp., 7.500%	214,100	5,714,329
Pinnacle Financial Partners, Inc., 6.750% (B)	103,400	2,522,960
Regions Financial Corp., 4.450% (B)	189,025	3,321,169
Regions Financial Corp., 6.950% (6.950% to 9-15-29, then 5 Year CMT + 2.771%)	181,025	4,525,625
Synovus Financial Corp., 7.893% (3 month CME Term SOFR + 3.614%) (B)(C)	43,175	1,072,467
Synovus Financial Corp., 8.397% (5 Year CMT + 4.127%) (B)(C)	192,300	4,901,727
Truist Financial Corp., 4.750% (B)	172,450	3,293,795
U.S. Bancorp, 5.500% (B)(D)	128,175	2,854,457
Wells Fargo & Company, 7.500% (B)	11,000	12,782,000
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	123,000	3,100,830
Capital markets 10.2%
Affiliated Managers Group, Inc., 6.750% (B)	282,125	6,683,541
Brookfield Finance, Inc., 4.625% (B)	211,375	3,280,540
Carlyle Finance LLC, 4.625% (B)	39,929	675,199
KKR & Company, Inc., 6.250% (B)	50,000	2,396,500
Morgan Stanley, 6.375% (B)	170,000	4,127,600
Morgan Stanley, 6.500% (B)	197,550	4,956,530
Morgan Stanley, 6.625% (B)	107,475	2,701,922
Morgan Stanley, 6.875% (B)	148,425	3,725,468
Morgan Stanley, 7.125% (B)	264,203	6,657,916
The Bank of New York Mellon Corp., 6.150% (6.150% to 3-20-30, then 5 Year CMT + 2.161%) (B)	135,075	3,393,084
TPG Operating Group II LP, 6.950% (B)(D)	271,675	6,503,900
Consumer finance 2.3%
Navient Corp., 6.000%	234,238	4,122,589
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%) (B)	244,125	6,159,274
Financial services 5.6%
Apollo Global Management, Inc., 7.625% (7.625% to 12-15-28, then 5 Year CMT + 3.226%) (B)(D)	307,725	8,170,099
2	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Financial services (continued)
Corebridge Financial, Inc., 6.375% (B)	202,750	$4,837,615
Federal National Mortgage Association, Series S, 8.250% (E)	80,000	951,200
Jackson Financial, Inc., 8.000% (8.000% to 3-30-28, then 5 Year CMT + 3.728%) (B)	77,625	2,014,369
KKR Group Finance Company IX LLC, 4.625% (B)	334,149	5,764,070
National Rural Utilities Cooperative Finance Corp., 5.500% (B)	117,075	2,762,970
Insurance 22.7%
AEGON Funding Company LLC, 5.100% (B)	347,450	6,990,694
American Financial Group, Inc., 5.125% (B)	162,725	3,078,757
American National Group, Inc., 6.625% (6.625% to 9-1-25, then 5 Year CMT + 6.297%) (B)(D)	221,900	5,583,004
American National Group, Inc., 7.375% (B)	240,700	5,998,244
Aspen Insurance Holdings, Ltd., 7.000% (B)	203,350	4,794,993
Athene Holding, Ltd., 6.350% (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	350,000	8,204,000
Athene Holding, Ltd., 7.750% (7.750% to 12-30-27, then 5 Year CMT + 3.962%) (B)(D)	393,900	9,890,829
Brighthouse Financial, Inc., 6.600% (B)(D)	345,263	6,915,618
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%) (B)(D)	39,475	841,607
F&G Annuities & Life, Inc., 7.300%	179,775	4,212,128
F&G Annuities & Life, Inc., 7.950% (B)(D)	224,000	5,727,680
Lincoln National Corp., 9.000% (B)(D)	266,050	7,215,276
Reinsurance Group of America, Inc., 7.125% (7.125% to 10-15-27, then 5 Year CMT + 3.456%) (B)	374,050	9,605,604
RenaissanceRe Holdings, Ltd., 4.200% (B)	244,375	3,819,581
The Allstate Corp., 7.375% (B)(D)	109,925	2,915,211
The Phoenix Companies, Inc., 7.450% (B)	574,500	10,139,925
Unum Group, 6.250% (B)	170,000	4,163,300
Industrials 1.0%		4,619,995
Trading companies and distributors 1.0%
WESCO International, Inc., 10.625% (10.625% to 6-22-25, then 5 Year CMT + 10.325%) (B)	181,675	4,619,995
Information technology 1.1%		4,865,730
Software 0.7%
MicroStrategy, Inc., 10.000% (B)	31,400	2,877,810
Technology hardware, storage and peripherals 0.4%
Hewlett Packard Enterprise Company, 7.625% (B)	39,600	1,987,920
Real estate 2.4%		10,407,273
Hotel and resort REITs 0.9%
Pebblebrook Hotel Trust, 6.375%	214,400	3,923,520
Office REITs 0.6%
Vornado Realty Trust, 5.400%	159,256	2,786,980
Specialized REITs 0.9%
Public Storage, 4.625% (B)	195,700	3,696,773
Utilities 15.4%		67,972,325
Electric utilities 7.3%
Duke Energy Corp., 5.750% (B)(D)	294,775	7,354,636
NextEra Energy, Inc., 7.234%	98,300	4,169,886
NextEra Energy, Inc., 7.299% (B)	37,550	1,741,945
PG&E Corp., 6.000% (B)	64,350	2,798,582
SCE Trust VI, 5.000%	155,550	2,546,354
SCE Trust VII, 7.500%	256,600	5,914,630
SCE Trust VIII, 6.950%	161,850	3,549,371
The Southern Company, 4.950% (B)	120,400	2,414,020
The Southern Company, 6.500% (B)	73,400	1,873,902
Gas utilities 0.4%
Spire, Inc., 5.900%	70,175	1,680,691
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	3

	Shares	Value
Utilities (continued)
Multi-utilities 7.7%
Algonquin Power & Utilities Corp., 8.552% (3 month CME Term SOFR + 4.272% to 7-1-29, then 3 month CME Term SOFR + 4.522% to 7-1-49, then 3 month CME Term SOFR + 5.272%) (B)(C)(D)(F)	224,250	$5,639,888
CMS Energy Corp., 5.625% (B)	235,000	4,972,600
CMS Energy Corp., 5.875% (B)	139,475	3,069,845
CMS Energy Corp., 5.875% (B)(D)	372,250	8,301,175
DTE Energy Company, Series E, 5.250% (B)	200,000	4,234,000

Sempra, 5.750% (B)	370,000	7,710,800
Common stocks 0.8% (0.5% of Total investments)		$3,687,757
(Cost $3,921,266)
Utilities 0.8%		3,687,757
Multi-utilities 0.8%
Algonquin Power & Utilities Corp. (B)(D)	685,458	3,687,757

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 68.2% (42.4% of Total investments)				$300,832,053
(Cost $300,340,885)
Communication services 2.2%				9,687,059
Diversified telecommunication services 0.7%
Bell Canada (6.875% to 9-15-30, then 5 Year CMT + 2.390%) (B)(D)	6.875	09-15-55	2,965,000	2,961,532
Wireless telecommunication services 1.5%
Rogers Communications, Inc. (7.125% to 4-15-35, then 5 Year CMT + 2.620%)	7.125	04-15-55	6,750,000	6,725,527
Consumer discretionary 2.0%				8,884,778
Automobiles 1.3%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(F)	6.500	09-30-28	5,941,000	5,583,267
Broadline retail 0.7%
Rakuten Group, Inc. (8.125% to 12-15-29, then 5 Year CMT + 4.250%) (F)(G)	8.125	12-15-29	3,510,000	3,301,511
Consumer staples 0.2%				809,597
Food products 0.2%
Land O’ Lakes, Inc. (B)(F)(G)	8.000	07-16-25	880,000	809,597
Energy 9.1%				40,184,988
Oil, gas and consumable fuels 9.1%
Enbridge, Inc. (7.200% to 6-27-34, then 5 Year CMT + 2.970%) (B)(D)	7.200	06-27-54	2,790,000	2,773,086
Enbridge, Inc. (7.375% to 1-15-28, then 5 Year CMT + 3.708% to 1-15-33, then 5 Year CMT + 3.958% to 1-15-48, then 5 Year CMT + 4.708%) (B)(D)	7.375	01-15-83	2,440,000	2,447,003
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%) (B)(D)	8.500	01-15-84	6,325,000	6,817,654
Energy Transfer LP (6.625% to 2-15-28, then 3 month CME Term SOFR + 4.417%) (F)	6.625	02-15-28	7,055,000	6,772,923
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)(D)(F)	7.125	05-15-30	9,495,000	9,356,928
South Bow Canadian Infrastructure Holdings, Ltd. (7.500% to 3-1-35, then 5 Year CMT + 3.667%) (G)	7.500	03-01-55	4,523,000	4,445,751
Venture Global LNG, Inc. (9.000% to 9-30-29, then 5 Year CMT + 5.440%) (F)(G)	9.000	09-30-29	8,809,000	7,571,643
Financials 34.4%				151,784,149
Banks 21.9%
Banco Santander SA (9.625% to 11-21-33, then 5 Year CMT + 5.298%) (F)	9.625	05-21-33	5,100,000	5,761,424
Bank of America Corp. (6.125% to 4-27-27, then 5 Year CMT + 3.231%) (B)(D)(F)	6.125	04-27-27	3,950,000	3,940,185
Bank of America Corp. (6.625% to 5-1-30, then 5 Year CMT + 2.684%) (F)	6.625	05-01-30	5,250,000	5,252,418
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (F)	9.625	12-15-29	4,250,000	4,639,555
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (F)	6.950	02-15-30	3,000,000	2,938,867
Citigroup, Inc. (7.375% to 5-15-28, then 5 Year CMT + 3.209%) (B)(D)(F)	7.375	05-15-28	6,000,000	6,074,640
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (F)	7.625	11-15-28	5,000,000	5,134,155
Citizens Financial Group, Inc. (3 month CME Term SOFR + 3.419%) (B)(C)(F)	7.703	07-06-25	7,500,000	7,376,693
CoBank ACB (4.250% to 1-1-27, then 5 Year CMT + 3.049%) (B)(D)(F)	4.250	01-01-27	1,600,000	1,517,371
CoBank ACB (6.450% to 10-1-27, then 5 Year CMT + 3.487%) (B)(D)(F)	6.450	10-01-27	5,525,000	5,496,022
4	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
CoBank ACB (7.250% to 7-1-29, then 5 Year CMT + 2.880%) (F)	7.250	07-01-29	5,190,000	$5,193,498
JPMorgan Chase & Co. (6.875% to 6-1-29, then 5 Year CMT + 2.737%) (B)(D)(F)	6.875	06-01-29	4,895,000	5,042,316
KeyCorp (5.000% to 9-15-26, then 3 month CME Term SOFR + 3.868%) (F)	5.000	09-15-26	1,931,000	1,866,346
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (B)(D)(F)(G)	10.000	11-14-28	3,500,000	3,763,596
The Bank of Nova Scotia (8.625% to 10-27-27, then 5 Year CMT + 4.389%) (B)(D)	8.625	10-27-82	6,810,000	7,040,446
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)(F)	6.000	05-15-27	6,430,000	6,359,644
The PNC Financial Services Group, Inc. (6.200% to 9-15-27, then 5 Year CMT + 3.238%) (B)(D)(F)	6.200	09-15-27	7,794,000	7,788,865
Wells Fargo & Company (6.850% to 9-15-29, then 5 Year CMT + 2.767%) (F)	6.850	09-15-29	4,000,000	4,043,632
Wells Fargo & Company (7.625% to 9-15-28, then 5 Year CMT + 3.606%) (B)(D)(F)	7.625	09-15-28	6,762,000	7,118,459
Capital markets 6.1%
Deutsche Bank AG (4.789% to 4-30-25, then 5 Year SOFR Spread-Adjusted ICE Swap Rate + 4.358%) (F)	4.789	04-30-25	800,000	792,000
State Street Corp. (6.700% to 3-15-29, then 5 Year CMT + 2.613%) (B)(D)(F)	6.700	03-15-29	4,816,000	4,833,000
The Bank of New York Mellon Corp. (6.300% to 3-20-30, then 5 Year CMT + 2.297%) (B)(D)(F)	6.300	03-20-30	5,037,000	5,059,289
The Goldman Sachs Group, Inc. (6.125% to 11-10-34, then 10 Year CMT + 2.400%) (F)	6.125	11-10-34	4,291,000	4,045,693
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (F)	7.500	02-10-29	6,450,000	6,678,536
The Goldman Sachs Group, Inc. (7.500% to 5-10-29, then 5 Year CMT + 2.809%) (F)	7.500	05-10-29	5,531,000	5,640,309
Consumer finance 0.7%
Discover Financial Services (6.125% to 9-23-25, then 5 Year CMT + 5.783%) (B)(D)(F)	6.125	06-23-25	3,250,000	3,244,113
Financial services 0.7%
Voya Financial, Inc. (F)	7.758	09-15-28	3,250,000	3,295,679
Insurance 5.0%
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (G)	7.950	10-15-54	4,750,000	4,823,715
Reinsurance Group of America, Inc. (6.650% to 9-15-35, then 5 Year CMT + 2.392%) (B)(D)	6.650	09-15-55	3,325,000	3,221,831
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (F)(G)	6.500	11-13-26	8,000,000	7,000,806
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (B)(F)(G)	7.000	05-13-30	7,200,000	6,801,046
Health care 0.8%				3,550,535
Health care providers and services 0.8%
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	3,510,000	3,550,535
Industrials 1.1%				4,680,877
Trading companies and distributors 1.1%
Air Lease Corp. (6.000% to 12-15-29, then 5 Year CMT + 2.560%) (F)	6.000	09-24-29	5,001,000	4,680,877
Real estate 0.8%				3,411,173
Residential REITs 0.8%
BW Real Estate, Inc. (9.500% to 3-30-30, then 5 Year CMT + 5.402%) (F)(G)	9.500	03-30-30	3,470,000	3,411,173
Utilities 17.6%				77,838,897
Electric utilities 6.5%
Brookfield Infrastructure Finance ULC (6.750% to 3-15-30, then 5 Year CMT + 2.453%)	6.750	03-15-55	3,592,000	3,454,910
Edison International (5.000% to 3-15-27, then 5 Year CMT + 3.901% to 3-15-32, then 5 Year CMT + 4.151% to 3-15-47, then 5 Year CMT + 4.901%) (F)	5.000	12-15-26	2,290,000	2,025,838
Entergy Corp. (7.125% to 12-1-29, then 5 Year CMT + 2.670%) (B)(D)	7.125	12-01-54	4,250,000	4,273,099
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	3,280,000	3,294,619
Exelon Corp. (6.500% to 3-15-35, then 5 Year CMT + 1.975%) (B)(D)	6.500	03-15-55	2,300,000	2,286,678
NRG Energy, Inc. (10.250% to 3-15-28, then 5 Year CMT + 5.920%) (B)(D)(F)(G)	10.250	03-15-28	7,240,000	7,931,758
PG&E Corp. (7.375% to 3-15-30, then 5 Year CMT + 3.883%) (B)(D)	7.375	03-15-55	5,650,000	5,484,965
Gas utilities 2.3%
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (G)	7.200	10-15-54	4,900,000	4,785,420
Northwest Natural Holding Company (7.000% to 9-15-35, then 5 Year CMT + 2.701%)	7.000	09-15-55	5,700,000	5,543,215
Independent power and renewable electricity producers 5.3%
The AES Corp. (7.600% to 1-15-30, then 5 Year CMT + 3.201%)	7.600	01-15-55	7,342,000	7,254,356
Vistra Corp. (8.000% to 10-15-26, then 5 Year CMT + 6.930%) (B)(D)(F)(G)	8.000	10-15-26	6,700,000	6,847,789
Vistra Corp. (8.875% to 1-15-29, then 5 Year CMT + 5.045%) (F)(G)	8.875	01-15-29	8,982,000	9,451,100
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	5

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 3.5%
CenterPoint Energy, Inc. (6.850% to 2-15-35, then 5 Year CMT + 2.946%) (B)(D)	6.850	02-15-55	4,615,000	$4,608,199
CMS Energy Corp. (6.500% to 6-1-35, then 5 Year CMT + 1.961%) (B)(D)	6.500	06-01-55	3,596,000	3,505,888
NiSource, Inc. (6.375% to 3-31-35, then 5 Year CMT + 2.527%) (B)(D)	6.375	03-31-55	1,900,000	1,853,644
Sempra (6.400% to 10-1-34, then 5 Year CMT + 2.632%) (B)(D)	6.400	10-01-54	2,725,000	2,485,450

Sempra (6.875% to 10-1-29, then 5 Year CMT + 2.789%) (B)(D)	6.875	10-01-54	2,850,000	2,751,969
Convertible bonds 0.6% (0.4% of Total investments)				$2,456,505
(Cost $1,975,000)
Utilities 0.6%				2,456,505
Electric utilities 0.6%

TXNM Energy, Inc. (B)(D)(G)	5.750	06-01-54	1,975,000	2,456,505

Capital preferred securities (H) 1.2% (0.7% of Total investments)				$5,239,833
(Cost $6,310,250)
Financials 1.2%				5,239,833
Insurance 1.2%
MetLife Capital Trust IV (7.875% to 12-15-37, then 3 month CME Term SOFR + 4.222%) (B)(D)(G)	7.875	12-15-37	4,860,000	5,239,833

	Yield (%)	Shares	Value
Short-term investments 0.5% (0.3% of Total investments)			$2,338,583
(Cost $2,338,616)
Short-term funds 0.5%			2,338,583
John Hancock Collateral Trust (I)	4.2081(J)	233,783	2,338,583

Total investments (Cost $747,492,477) 160.8%	$709,203,063
Other assets and liabilities, net (60.8%)	(268,254,214)
Total net assets 100.0%	$440,948,849

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(B)	All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-25 was $435,847,311.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	All or a portion of this security is on loan as of 4-30-25, and is a component of the fund’s leverage under the Credit Facility Agreement. The value of securities on loan amounted to $219,111,065.
(E)	Non-income producing security.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $78,641,243 or 17.8% of the fund’s net assets as of 4-30-25.
(H)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 4-30-25.
The fund had the following country composition as a percentage of total investments on 4-30-25:
United States	88.5%
Canada	7.6%
Bermuda	1.3%
Other countries	2.6%
TOTAL	100.0%
6	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	137,000,000	USD	Fixed 3.662%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	$(975,504)	$(975,504)
Centrally cleared	68,500,000	USD	Fixed 3.473%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	May 2026	—	(306,300)	(306,300)
Centrally cleared	34,400,000	USD	Fixed 3.817%	USD SOFR Compounded OIS(a)	Semi-Annual	Quarterly	Dec 2026	—	(514,240)	(514,240)
								—	$(1,796,044)	$(1,796,044)

(a)	At 4-30-25, the overnight SOFR was 4.410%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK PREFERRED INCOME FUND III | QUARTERLY REPORT	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of April 30, 2025, by major security category or type:
	Total value at 4-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Preferred securities
Communication services	$20,528,478	$20,528,478	—	—
Consumer discretionary	2,169,600	2,169,600	—	—
Financials	284,084,931	273,945,006	$10,139,925	—
Industrials	4,619,995	4,619,995	—	—
Information technology	4,865,730	4,865,730	—	—
Real estate	10,407,273	10,407,273	—	—
Utilities	67,972,325	67,972,325	—	—
Common stocks	3,687,757	3,687,757	—	—
Corporate bonds	300,832,053	—	300,832,053	—
Convertible bonds	2,456,505	—	2,456,505	—
Capital preferred securities	5,239,833	—	5,239,833	—
Short-term investments	2,338,583	2,338,583	—	—
Total investments in securities	$709,203,063	$390,534,747	$318,668,316	—
Derivatives:
Liabilities
Swap contracts	$(1,796,044)	—	$(1,796,044)	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	233,783	$2,759,776	$156,488,661	$(156,914,748)	$4,608	$286	$251,390	—	$2,338,583
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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